Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Reconciliation of cash and cash equivalents
Cash at bank	$ 37,221	$ 7,722	$ 21,860
Deposits at call	542	38,039	59,077
Cash and cash equivalents	37,763	45,761	80,937	$ 110,701
Cash flows from operating activities
Loss for the year	(35,290)	(76,815)	(4,127)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,650	3,057	2,192
Foreign exchange (gains)/losses	(160)	38	1,090
Finance costs	725
Remeasurement of contingent consideration	(10,541)	130	(28,112)
Payment under a license agreement paid in shares	1,000
Equity settled share-based payment	6,199	5,276	3,389
Deferred tax benefit	(30,664)	(13,400)	(86,694)
Impairment of intangible assets			61,919
Commercialization revenue			(37,509)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(6,093)	(859)	(531)
Decrease/(increase) in prepayments	1,503	(10,201)	495
(Increase)/decrease in tax assets	(1,807)	1,282	626
(Decrease)/increase in trade creditors and accruals	(4,464)	(5,740)	2,425
(Decrease)/increase in provisions	1,930	1,761	(3,159)
Net cash (outflows) in operating activities	$ (75,012)	$ (95,471)	$ (87,996)